Supplemental Guarantor Financial Information Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jan. 02, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 65,953		$ 101,105	$ 72,113	$ 69,373	$ 96,987	$ 73,812
Trade receivables, net of allowance	185,113		146,864		105,592
Inventories	188,234		158,569		146,647
Deferred income taxes	30,404		26,588		21,044
Prepaid expenses and other current assets	42,992		23,095		22,253
Total current assets	512,696		456,221		382,821
Equity Method Investments	46,365
Property, plant, and equipment, net	904,685		659,683		624,642
Identifiable intangible and other assets, net	648,505		394,937		394,962
Goodwill	999,633	227,726	772,343		765,586	762,336
Total Assets	3,111,884		2,283,184		2,168,011	2,108,685
Current liabilities:
Accounts payable and accrued expenses	431,085		357,106		295,864
Current portion of debt and capital lease obligations	24,191		15,000
Income taxes payable	1,946		14,294		11,678
Total current liabilities	457,222		386,400		322,542
Long-term debt and capital lease obligations	1,300,387		647,650
Deferred income taxes	263,356		237,765		218,285
Other long-term liabilities	45,254		49,930		76,678
Total liabilities	2,066,219		1,321,745		1,383,055
Total shareholders' equity	1,045,665		961,439	883,964	784,956	1,140,686	1,124,463
Total Liabilities and Shareholders' Equity	3,111,884		2,283,184		2,168,011
Operating Segments [Member]
Current assets:
Cash and cash equivalents	65,953		101,105	72,113	69,373	96,987	73,812
Trade receivables, net of allowance	185,113		146,864		105,592
Related party receivables					17,912
Inventories	188,234		158,569		146,647
Deferred income taxes	30,404		26,588		21,044
Prepaid expenses and other current assets	42,992		23,095		22,253
Intercompany receivables	0		0		0
Intercompany notes receivable	0		0
Total current assets	512,696		456,221		382,821
Investment in consolidated subsidiaries	0		0		0
Equity Method Investments	46,365
Property, plant, and equipment, net	904,685		659,683		624,642
Identifiable intangible and other assets, net	648,505		394,937		394,962
Goodwill	999,633		772,343		765,586
Total Assets	3,111,884		2,283,184		2,168,011
Current liabilities:
Accounts payable and accrued expenses	431,085		357,106		295,864
Current portion of debt and capital lease obligations	24,191		15,000		15,000
Income taxes payable	1,946		14,294		11,678
Intercompany payables	0		0		0
Related party notes payable					0
Intercompany notes payable	0		0
Total current liabilities	457,222		386,400		322,542
Long-term debt and capital lease obligations	1,300,387		647,650		765,550
Deferred income taxes	263,356		237,765		218,285
Other long-term liabilities	45,254		49,930		76,678
Total liabilities	2,066,219		1,321,745		1,383,055
Total shareholders' equity	1,045,665		961,439		784,956
Total Liabilities and Shareholders' Equity	3,111,884		2,283,184		2,168,011
Operating Segments [Member] | Parent [Member]
Current assets:
Cash and cash equivalents	0		0	0	6,675	0	0
Trade receivables, net of allowance	441		332		0
Related party receivables					0
Inventories	0		0		0
Deferred income taxes	12,297		12,671		7,066
Prepaid expenses and other current assets	5,748		3,650		872
Intercompany receivables	142,193		97,619		4,730
Intercompany notes receivable	0		0
Total current assets	160,679		114,272		19,343
Investment in consolidated subsidiaries	2,540,910		1,783,006		1,644,200
Equity Method Investments	0
Property, plant, and equipment, net	7,189		6,028		0
Identifiable intangible and other assets, net	44,027		40,762		29,393
Goodwill	0		0		0
Total Assets	2,752,805		1,944,068		1,692,936
Current liabilities:
Accounts payable and accrued expenses	32,792		39,727		36,841
Current portion of debt and capital lease obligations	23,125		15,000		15,000
Income taxes payable	0		13,079		10,624
Intercompany payables	0		0		0
Related party notes payable					20,052
Intercompany notes payable	336,792		227,549
Total current liabilities	392,709		295,355		82,517
Long-term debt and capital lease obligations	1,279,315		647,650		765,550
Deferred income taxes	0		0		0
Other long-term liabilities	35,116		39,624		59,913
Total liabilities	1,707,140		982,629		907,980
Total shareholders' equity	1,045,665		961,439		784,956
Total Liabilities and Shareholders' Equity	2,752,805		1,944,068		1,692,936
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	606		673	485	49	312	233
Trade receivables, net of allowance	122,011		100,124		62,090
Related party receivables					36,681
Inventories	153,637		124,964		116,749
Deferred income taxes	14,924		10,652		10,874
Prepaid expenses and other current assets	23,935		9,304		12,464
Intercompany receivables	16,954		0		2,637
Intercompany notes receivable	336,792		244,502
Total current assets	668,859		490,219		241,544
Investment in consolidated subsidiaries	481,763		464,420		465,645
Equity Method Investments	0
Property, plant, and equipment, net	718,264		484,739		452,487
Identifiable intangible and other assets, net	520,248		267,983		270,308
Goodwill	828,042		600,316		600,316
Total Assets	3,217,176		2,307,677		2,030,300
Current liabilities:
Accounts payable and accrued expenses	283,676		222,022		179,561
Current portion of debt and capital lease obligations	1,066		0		0
Income taxes payable	0		0		0
Intercompany payables	138,149		95,175		23,578
Related party notes payable					0
Intercompany notes payable	0		0
Total current liabilities	422,891		317,197		203,139
Long-term debt and capital lease obligations	21,072		0		0
Deferred income taxes	230,743		205,860		181,292
Other long-term liabilities	1,560		1,614		1,669
Total liabilities	676,266		524,671		386,100
Total shareholders' equity	2,540,910		1,783,006		1,644,200
Total Liabilities and Shareholders' Equity	3,217,176		2,307,677		2,030,300
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	65,347		100,432	71,628	62,649	96,675	73,579
Trade receivables, net of allowance	62,661		46,408		43,502
Related party receivables					1,283
Inventories	34,597		33,605		29,898
Deferred income taxes	3,183		3,265		3,104
Prepaid expenses and other current assets	13,561		10,141		8,917
Intercompany receivables	89		0		29,212
Intercompany notes receivable	0		0
Total current assets	179,438		193,851		178,565
Investment in consolidated subsidiaries	0		0		0
Equity Method Investments	46,365
Property, plant, and equipment, net	179,232		168,916		172,155
Identifiable intangible and other assets, net	109,753		110,726		112,603
Goodwill	171,591		172,027		165,270
Total Assets	686,379		645,520		628,593
Current liabilities:
Accounts payable and accrued expenses	114,617		95,357		79,462
Current portion of debt and capital lease obligations	0		0		0
Income taxes payable	2,198		1,215		1,054
Intercompany payables	21,087		2,444		13,001
Related party notes payable					0
Intercompany notes payable	0		16,953
Total current liabilities	137,902		115,969		93,517
Long-term debt and capital lease obligations	0		0		0
Deferred income taxes	58,136		56,439		54,335
Other long-term liabilities	8,578		8,692		15,096
Total liabilities	204,616		181,100		162,948
Total shareholders' equity	481,763		464,420		465,645
Total Liabilities and Shareholders' Equity	686,379		645,520		628,593
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0		0	0	0	0	0
Trade receivables, net of allowance	0		0		0
Related party receivables					(20,052)
Inventories	0		0		0
Deferred income taxes	0		0		0
Prepaid expenses and other current assets	(252)		0		0
Intercompany receivables	(159,236)		(97,619)		(36,579)
Intercompany notes receivable	(336,792)		(244,502)
Total current assets	(496,280)		(342,121)		(56,631)
Investment in consolidated subsidiaries	(3,022,673)		(2,247,426)		(2,109,845)
Equity Method Investments	0
Property, plant, and equipment, net	0		0		0
Identifiable intangible and other assets, net	(25,523)		(24,534)		(17,342)
Goodwill	0		0		0
Total Assets	(3,544,476)		(2,614,081)		(2,183,818)
Current liabilities:
Accounts payable and accrued expenses	0		0		0
Current portion of debt and capital lease obligations	0		0		0
Income taxes payable	(252)		0		0
Intercompany payables	(159,236)		(97,619)		(36,579)
Related party notes payable					(20,052)
Intercompany notes payable	(336,792)		(244,502)
Total current liabilities	(496,280)		(342,121)		(56,631)
Long-term debt and capital lease obligations	0		0		0
Deferred income taxes	(25,523)		(24,534)		(17,342)
Other long-term liabilities	0		0		0
Total liabilities	(521,803)		(366,655)		(73,973)
Total shareholders' equity	(3,022,673)		(2,247,426)		(2,109,845)
Total Liabilities and Shareholders' Equity	$ (3,544,476)		$ (2,614,081)		$ (2,183,818)